WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 132.0%
Alabama - 0.6%
Alabama State Corrections Institution Finance Authority Revenue, Series A	5.000%	7/1/42	$750,000	$802,097

Alaska - 0.6%
Alaska State Housing Finance Corp. Revenue, State Capital Project, Series B	4.000%	12/1/36	250,000	253,282
Northern Tobacco Securitization Corp., AK, Tobacco Settlement Revenue, Asset Backed Senior Bonds, Class 1, Series A, Refunding	4.000%	6/1/39	500,000	486,274

Total Alaska				739,556

Arizona - 2.6%
Arizona State IDA, Education Revenue, Lincoln South Beltway Project	5.000%	2/1/25	500,000	526,771
Chandler, AZ, IDA Revenue, Intel Corp. Project	5.000%	6/3/24	1,000,000	1,032,549	(a)(b)(c)
La Paz County, AZ, IDA, Lease Revenue, Charter School Solutions Harmony Public Schools Project	5.000%	2/15/38	500,000	506,131
Navajo Nation, AZ, Revenue, Series A, Refunding	5.000%	12/1/25	250,000	261,269	(d)
Phoenix, AZ, Civic Improvement Corp., Airport Revenue, Junior Lien, Refunding	5.000%	7/1/27	1,000,000	1,045,729

Total Arizona				3,372,449

California - 16.8%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	500,000	524,161
Anaheim, CA, Public Financing Authority Lease, Series A, Refunding	5.000%	5/1/26	2,000,000	2,085,218	(e)
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	2.770%	4/1/24	2,000,000	2,010,526	(b)(c)
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	350,000	362,464	(a)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/43	400,000	407,715	(a)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	250,000	247,763	(a)
California State PCFA Water Furnishing Revenue, Poseidon Resources	5.000%	7/1/27	1,500,000	1,506,909	(a)(d)
California State, GO:
Various Purpose	5.000%	3/1/35	500,000	564,983
Various Purpose, Refunding	5.000%	10/1/41	750,000	835,420

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$555,000	$556,825	(d)
Golden State, CA, Tobacco Securitization Corp. Revenue, Tobacco Settlement Funded, Series A-1, Refunding	5.000%	6/1/34	1,500,000	1,702,808	(e)
Los Angeles, CA, Department of Airports Revenue:
Subordinated, Los Angeles International Airport, Series C, Refunding	4.000%	5/15/35	700,000	686,594	(a)
Subordinated, Los Angeles International Airport, Series D	5.000%	5/15/36	1,200,000	1,272,789	(a)
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/37	750,000	818,061
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	2,840,000	3,153,860
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	500,000	507,908	(b)(c)
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No. 2003-1	5.500%	9/1/37	350,000	337,248
Community Facilities District No. 2003-1, Refunding	5.250%	9/1/34	430,000	438,600
Riverside, CA, Electric Revenue:
Series A, Refunding	5.000%	10/1/36	750,000	837,929
Series A, Refunding	5.000%	10/1/43	250,000	273,595
Riverside, CA, Sewer Revenue, Series A, Refunding	5.000%	8/1/35	750,000	832,712
San Bernardino City, CA, Unified School District, COP, School Financing Project, AGM	5.000%	10/1/35	250,000	274,692
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Co. LLC, Series A, Refunding	5.000%	1/1/33	645,000	690,339	(a)
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/49	250,000	261,951
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 1, Series A	5.000%	6/1/25	250,000	262,737

Total California				21,453,807

See Notes to Schedule of Investments.

2	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Colorado - 2.0%
Base Village Metropolitan District #2, CO, GO, Series A, Refunding	5.500%	12/1/36	$500,000	$506,481
Denver, CO, City & County Special Facility Apartment Revenue, United Airlines Inc. Project, Refunding	5.000%	10/1/32	100,000	99,996	(a)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue, Series 2008	6.125%	11/15/23	1,800,000	1,838,245
Vauxmont Metropolitan District, CO, GO, Subordinate Limited Tax, Series 2019, Refunding, AGM	5.000%	12/15/28	125,000	135,326

Total Colorado				2,580,048

Connecticut - 1.9%
Connecticut State HEFA Revenue, Sacred Heart University Issue, Series I-1, Refunding	5.000%	7/1/36	250,000	263,644
Connecticut State Special Tax Revenue:
Transportation Infrastructure, Series A	5.000%	5/1/34	600,000	675,602
Transportation Infrastructure, Series A	5.000%	1/1/37	500,000	544,566
Connecticut State, GO:
Series A	5.000%	4/15/30	400,000	454,599
Series C	4.000%	6/1/38	250,000	249,823
Series E	5.000%	10/15/34	210,000	225,871

Total Connecticut				2,414,105

Florida - 7.9%
Broward County, FL, Airport System Revenue, Series 2017	5.000%	10/1/36	250,000	261,248	(a)
Broward County, FL, Port Facilities Revenue, Series 2022	5.000%	9/1/37	450,000	479,952	(a)
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Projects, Series A	6.000%	6/15/35	150,000	155,977	(d)
Florida State Mid-Bay Bridge Authority Revenue, Series A, Refunding	5.000%	10/1/27	545,000	570,121
Hillsborough County, FL, Aviation Authority Revenue, Tampa International Airport, Series E	5.000%	10/1/43	250,000	259,980	(a)
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville, Refunding	5.000%	10/1/30	1,500,000	1,503,285
Miami-Dade County, FL, Aviation Revenue:
Series A, Refunding	5.000%	10/1/31	3,000,000	3,006,446	(a)(e)
Series A, Refunding	4.000%	10/1/36	1,000,000	980,793

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Miami-Dade County, FL, Expressway Authority
Toll System Revenue, Series B, Refunding	5.000%	7/1/26	$1,500,000	$1,562,830
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children’s Hospital, Refunding	5.000%	8/1/36	250,000	263,260
Orange County, FL, Health Facilities Authority Revenue, Presbyterian Retirement Communities, Refunding	5.000%	8/1/36	250,000	261,277
Palm Beach County, FL, Health Facilities Authority Revenue:
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series 2022, Refunding	4.000%	6/1/31	150,000	139,568
Toby & Leon Cooperman Sinai Residences of Boca Raton Expansion, Series B	2.625%	6/1/25	350,000	350,000
Tampa, FL, Hospital Revenue, H. Lee Moffit Cancer Center Project, Series B	5.000%	7/1/40	250,000	266,291

Total Florida				10,061,028

Georgia - 0.8%
Georgia State Municipal Electric Authority Power Revenue, Series A, Refunding	5.000%	1/1/37	250,000	265,029
Main Street Natural Gas Inc., GA, Gas Project Revenue, Series A	5.000%	5/15/33	250,000	262,155
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	500,000	520,056	(e)

Total Georgia				1,047,240

Guam - 0.1%
Guam Government, Business Privilege Tax Revenue, Series F, Refunding	4.000%	1/1/36	200,000	188,186

Illinois - 19.7%
Chicago, IL, Board of Education, Dedicated Capital Improvement, Special Tax Revenue, Series 2018	5.000%	4/1/38	500,000	519,565
Chicago, IL, Board of Education, GO:
Dedicated, Series A	5.000%	12/1/43	1,000,000	1,029,023
Dedicated, Series G, Refunding	5.000%	12/1/34	270,000	280,601
Series C, Refunding	5.000%	12/1/24	250,000	258,788
Series D	5.000%	12/1/46	1,500,000	1,539,002

See Notes to Schedule of Investments.

4	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Chicago, IL, GO:
Series A	5.000%	1/1/40	$610,000	$631,028
Series A, Refunding	5.625%	1/1/29	500,000	541,698
Series C, Refunding	5.000%	1/1/25	500,000	521,118
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO, Green Bond, Series B	5.000%	12/1/29	850,000	898,626	(e)
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien, Series D	5.250%	1/1/36	500,000	538,037
Senior Lien, Series D	5.250%	1/1/37	400,000	429,402
Series A, Refunding	5.000%	1/1/31	1,750,000	1,805,445	(a)
Series C, Refunding	5.000%	1/1/43	600,000	622,554	(f)
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien, Series A, Refunding	5.000%	12/1/45	550,000	585,386
Chicago, IL, Wastewater Transmission Revenue:
Second Lien, Series A	5.000%	1/1/47	300,000	309,604
Second Lien, Series B, Refunding	5.000%	1/1/36	600,000	634,929
Chicago, IL, Waterworks Revenue:
Second Lien, Series 2017, Refunding	5.000%	11/1/29	500,000	535,193
Second Lien, Series 2017-2, Refunding, AGM	5.000%	11/1/32	630,000	685,152
Cook County, IL, Sales Tax Revenue, Series A, Refunding	5.000%	11/15/38	315,000	340,679
Illinois State Finance Authority Revenue:
NorthShore University HealthSystem, Refunding, Series A	5.000%	8/15/33	250,000	276,391
Southern Illinois Healthcare Enterprises Inc., Refunding	5.000%	3/1/34	500,000	521,945
Illinois State Sports Facilities Authority Revenue, State Tax Supported, Refunding, AGM	5.250%	6/15/30	3,000,000	3,112,308
Illinois State University, Auxiliary Facilities System Revenue, Series A, Refunding, AGM	5.000%	4/1/28	100,000	111,051
Illinois State, GO:
Series 2016, Refunding	5.000%	2/1/29	500,000	528,526
Series A	5.000%	3/1/35	400,000	425,796
Series A	5.000%	5/1/36	770,000	802,956
Series A	5.000%	5/1/39	300,000	311,111
Series A, Refunding	5.000%	10/1/29	1,300,000	1,394,890
Series B, Refunding	5.000%	9/1/27	600,000	641,360
Series D	5.000%	11/1/27	300,000	321,150

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Metropolitan Pier & Exposition Authority, IL, Revenue:
McCormick Place Expansion Project, Series A, Refunding	4.000%	12/15/42	$600,000	$548,104
McCormick Place Expansion Project, Series A, Refunding	5.000%	6/15/50	1,200,000	1,225,066
McCormick Place Expansion Project, Series B, Refunding	5.000%	12/15/31	250,000	261,894
McCormick Place Expansion Project, Series B, Refunding	5.000%	6/15/42	500,000	516,328
Regional Transportation Authority, IL, GO, Series A, Refunding, NATL	6.000%	7/1/29	1,020,000	1,166,152
Sales Tax Securitization Corp., IL, Revenue, Series A, Refunding	5.000%	1/1/28	250,000	274,555

Total Illinois				25,145,413

Indiana - 5.2%
Hammond, IN, Multi-School Building Corp.:
First Mortgage Bond, State Intercept Program	5.000%	7/15/34	750,000	810,681
First Mortgage Bond, State Intercept Program	5.000%	7/15/35	1,035,000	1,116,569
Indiana State Finance Authority Revenue:
Marion General Hospital, Series A	4.000%	7/1/45	250,000	228,982
Midwestern Disaster Relief, Ohio Valley Electric Corp. Project, Series A	4.250%	11/1/30	200,000	201,169
Indianapolis, IN, Department of Public Utilities Gas Utility Revenue, Second Lien, Series A, Refunding	5.250%	8/15/29	4,000,000	4,110,722
Valparaiso, IN, Exempt Facility Revenue, Pratt Paper LLC Project	5.875%	1/1/24	100,000	102,426	(a)

Total Indiana				6,570,549

Iowa - 0.6%
Iowa State Finance Authority Revenue, Midwestern Disaster Area, Iowa Fertilizer Co. Project, Refunding	5.000%	12/1/42	750,000	769,306	(b)(c)

Kentucky - 2.2%
Kentucky State PEA, Gas Supply Revenue:
Series A	4.000%	6/1/26	1,200,000	1,208,947	(b)(c)
Series C	4.000%	6/1/25	1,600,000	1,614,331	(b)(c)

Total Kentucky				2,823,278

See Notes to Schedule of Investments.

6	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 5.1%
New Orleans, LA, Aviation Board, General Airport Revenue:
Series B	5.000%	1/1/29	$2,000,000	$2,079,034	(a)
Series B	5.000%	1/1/30	2,000,000	2,076,048	(a)
Port New Orleans Board of Commissioners, Revenue, Series B, Refunding, AGM	5.000%	4/1/38	1,625,000	1,712,850	(a)
St. John the Baptist Parish, LA, State Revenue:
Marathon Oil Corp. Project, Series B-1, Refunding	2.125%	7/1/24	400,000	394,716	(b)(c)
Marathon Oil Corp. Project, Series B-2, Refunding	2.375%	7/1/26	300,000	287,161	(b)(c)

Total Louisiana				6,549,809

Maryland - 0.5%
Maryland State EDC, Senior Student Housing Revenue, Morgan State University Project	4.000%	7/1/40	500,000	454,648
Maryland State Stadium Authority Built to Learn Revenue, Series 2021	4.000%	6/1/46	250,000	239,944

Total Maryland				694,592

Massachusetts - 2.8%
Massachusetts State Department of Transportation, Metropolitan Highway System Revenue, Series B-1, Refunding	5.000%	1/1/35	350,000	388,550
Massachusetts State DFA Revenue:
Mass General Brigham Issue, Series A-1	5.000%	1/31/30	1,000,000	1,130,201	(b)(c)
Northeasterm University Issue, Series 2022, Refunding	5.000%	10/1/41	500,000	547,015
Partners Healthcare System, Refunding	5.000%	7/1/37	250,000	269,990
UMass Boston Student Housing Project	5.000%	10/1/28	200,000	203,608
Massachusetts State Port Authority Revenue:
Series A, Refunding	5.000%	7/1/36	500,000	535,682	(a)
Series E	5.000%	7/1/46	500,000	529,577	(a)

Total Massachusetts				3,604,623

Michigan - 2.8%
Detroit, MI, Downtown Development Authority, Tax Increment Revenue, Series A, Refunding, AGM	5.000%	7/1/38	250,000	259,062
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien, Series C, Refunding	5.000%	7/1/33	800,000	858,660
Senior Lien, Series C, Refunding	5.000%	7/1/35	350,000	373,957

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	7

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - (continued)
Michigan State Finance Authority Revenue:
Hospital Revenue, Trinity Health Credit Group, Series A, Refunding	5.000%	12/1/42	$250,000	$265,574
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Second Lien Local Project, Series C, Refunding	5.000%	7/1/33	275,000	290,534
Local Government Loan Program, Detroit, MI, Water & Sewer Department, Series D2, Refunding, AGM	5.000%	7/1/24	1,000,000	1,045,179
Tobacco Settlement Asset-Backed, Series A-1, Refunding	4.000%	6/1/39	150,000	148,034
Michigan State Strategic Fund Limited Obligation Revenue, I-75 Improvement Project	5.000%	12/31/43	300,000	296,973	(a)

Total Michigan				3,537,973

Missouri - 1.0%
Kansas City, MO, IDA, Airport System Revenue, Kansas City International Airport Terminal Modernization Project, Series B	5.000%	3/1/35	750,000	794,399	(a)
Missouri State Health Senior Living Facilities Revenue, Lutheran Senior Services Projects, Series A	5.000%	2/1/34	150,000	155,899
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village, St. Louis Obligated Group, Series A	5.000%	9/1/38	300,000	283,870

Total Missouri				1,234,168

Nebraska - 0.4%
Central Plains, NE, Energy Project, Gas Project Revenue, Project #3, Series A, Refunding	5.000%	9/1/36	500,000	533,901

New Jersey - 10.1%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue, Refunding, AGM	5.000%	11/1/28	1,000,000	1,046,614
New Jersey State EDA Revenue:
School Facilities Construction, Series NN, Refunding	5.000%	3/1/28	2,825,000	2,861,707	(e)
School Facilities Construction, Series NN, Refunding	5.000%	3/1/29	2,175,000	2,203,261	(e)
School Facilities Construction, Series QQQ	5.000%	6/15/31	500,000	552,623
Transit Transportation Project, Series A	5.000%	11/1/32	750,000	812,884
New Jersey State EDA, Special Facility Revenue, Port Newark Container Terminal LLC Project, Refunding	5.000%	10/1/37	150,000	155,712	(a)

See Notes to Schedule of Investments.

8	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program, Series AA	5.000%	6/15/36	$1,000,000	$1,067,704
Transportation System, Series A, Refunding	5.000%	12/15/25	425,000	452,686
Transportation System, Series A, Refunding	5.000%	12/15/28	575,000	630,897
New Jersey State Turnpike Authority Revenue, Series G, Refunding	5.000%	1/1/35	1,000,000	1,085,919
New Jersey State, GO, COVID-19 Emergency, Series A	5.000%	6/1/26	1,400,000	1,517,951
Tobacco Settlement Financing Corp., NJ, Revenue, Series A, Refunding	5.000%	6/1/35	500,000	531,684

Total New Jersey				12,919,642

New York - 18.0%
Brookhaven, NY, Local Development Corp. Revenue, Long Island Community Hospital Project, Series A, Refunding	5.000%	10/1/32	575,000	617,942
Hudson Yards Infrastructure Corp., NY, Second Indenture Revenue, Series A, Refunding	5.000%	2/15/35	1,000,000	1,079,898
MTA, NY, Transportation Revenue:
Green Bonds, Series A-2, Refunding	5.000%	11/15/24	125,000	130,639
Green Bonds, Series D-1	5.000%	11/15/43	250,000	257,869
Green Bonds, Series E, Refunding	5.000%	11/15/28	1,000,000	1,079,271
Series A-2	5.000%	5/15/30	400,000	439,670	(b)(c)
New York City, NY, GO, Subseries F-1	5.000%	3/1/37	1,500,000	1,644,661
New York City, NY, Industrial Development Agency Revenue, Yankee Stadium Project, Series A, Refunding, AGM	5.000%	3/1/29	250,000	280,502
New York City, NY, TFA Revenue Future Tax Secured, Series C	4.000%	5/1/39	2,200,000	2,148,625
New York State Dormitory Authority, Sales Tax Revenue, Bidding Group 3, Series E, Refunding	5.000%	3/15/38	1,500,000	1,623,860
New York State Dormitory Authority, School Districts Revenue Financing Program, Series A, AGM	5.000%	10/1/29	750,000	846,070
New York State Dormitory Authority, State Personal Income Tax Revenue, Series D, Refunding	5.000%	2/15/41	750,000	805,683
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations, Junior Lien, Series A	5.000%	1/1/36	1,000,000	1,058,022

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	9

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Thruway Authority, State Personal Income Tax Revenue, Series A	5.000%	3/15/26	$200,000	$202,708
New York State Transportation Development Corp., Special Facilities Revenue:
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/30	850,000	887,593	(a)
Delta Air Lines Inc., LaGuardia Airport Terminals C and D Redevelopment Project	5.000%	1/1/32	1,200,000	1,241,878	(a)
LaGuardia Airport Terminal B Redevelopment Project	5.000%	7/1/30	1,225,000	1,267,899	(a)
Terminal 4 John F. Kennedy International Airport Project, Series C, Refunding	5.000%	12/1/27	500,000	542,426
New York State Urban Development Corp. Revenue:
State Personal Income Tax, Series A	5.000%	3/15/41	750,000	811,030
State Personal Income Tax, Series C	4.000%	3/15/45	550,000	521,096
Niagara Area Development Corp., NY, Solid Waste Disposal Facility Revenue, Covanta Project, Series B, Refunding	3.500%	11/1/24	750,000	743,191	(d)
Port Authority of New York & New Jersey Revenue, Consolidated Series 193, Refunding	5.000%	10/15/30	1,500,000	1,565,976	(a)
Triborough Bridge & Tunnel Authority, NY, Revenue:
General-MTA Bridges & Tunnels, Series A	5.000%	11/15/49	1,000,000	1,072,651
Senior Lien-MTA Bridges & Tunnels, Series C-1A	5.000%	5/15/51	1,000,000	1,076,067
Utility Debt Securitization Authority, NY, Revenue, Restructuring, Series TE, Refunding	5.000%	12/15/27	1,000,000	1,033,168

Total New York				22,978,395

North Carolina - 1.2%
Charlotte, NC, COP, Series P, Refunding	5.000%	6/1/44	250,000	273,668
Charlotte, NC, Airport Revenue, Charlotte Douglas International Airport, Refunding	5.000%	7/1/36	400,000	437,350
North Carolina State Limited Obligation Revenue, Series A	5.000%	5/1/32	750,000	848,986

Total North Carolina				1,560,004

See Notes to Schedule of Investments.

10	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 2.2%
American Municipal Power Inc., OH, Revenue, AMP Fremont Energy Center Project, Series A, Refunding	5.000%	2/15/29	$500,000	$558,423
Buckeye, OH, Tobacco Settlement Financing Authority Revenue:
Senior Bonds, Series A-2, Refunding	5.000%	6/1/33	500,000	541,633
Senior Bonds, Series B-2, Refunding	5.000%	6/1/55	550,000	523,863
Ohio State Air Quality Development Authority Revenue:
American Electric Co. Project, Series B, Refunding	2.500%	10/1/29	350,000	318,282	(a)(b)(c)
Duke Energy Corp. Project, Series B, Refunding	4.250%	6/1/27	250,000	255,231	(a)(b)(c)
Ohio State Higher Educational Facility Revenue, Xavier University Project, Refunding	5.000%	5/1/34	525,000	571,366

Total Ohio				2,768,798

Oregon - 1.2%
Port of Portland, OR, Airport Revenue, Portland International Airport, Series 26C, Refunding	5.000%	7/1/26	250,000	266,145	(a)
Washington Multnomah & Yamhill Counties, OR, School District #1J West Union, GO, Hillsboro, School Board Guaranty	5.000%	6/15/34	500,000	544,396
Yamhill County, OR, Hospital Authority Revenue:
Friendsview Retirement Community, Refunding	5.000%	11/15/31	350,000	344,905
Friendsview Retirement Community, Refunding	5.000%	11/15/36	325,000	312,506

Total Oregon				1,467,952

Pennsylvania - 3.8%
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue	5.000%	6/1/30	200,000	219,737
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	150,000	158,888	(e)
Diakon Lutheran Social Ministries, Refunding	5.000%	1/1/27	290,000	300,497
Lancaster County, PA, Hospital Authority Revenue, Penn State Health, Series 2021	5.000%	11/1/46	600,000	628,987
Montgomery County, PA, Higher Education and Health Authority Revenue, Thomas Jefferson University, Series B, Refunding	4.000%	5/1/35	500,000	491,969
Pennsylvania State Turnpike Commission Revenue:
Series A, Refunding	5.000%	12/1/47	500,000	527,775
Series B	5.000%	12/1/40	750,000	810,361

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	11

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Philadelphia, PA, Authority for IDR:
City Service Agreement Revenue, Rebuild Project	5.000%	5/1/35	$500,000	$546,697
Lease Revenue, Refunding	5.000%	10/1/30	250,000	283,780
Philadelphia, PA, GO, Series B	5.000%	2/1/35	250,000	273,896
State Public School Building Authority, PA, Lease Revenue:
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/31	150,000	161,140
Philadelphia SD Project, Series A, Refunding, AGM, State Aid Withholding	5.000%	6/1/33	450,000	480,832

Total Pennsylvania				4,884,559

Puerto Rico - 5.2%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue:
Senior Lien, Series A, Refunding	5.000%	7/1/47	400,000	401,258	(d)
Series B, Refunding	5.000%	7/1/33	750,000	774,963	(d)
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	3,689	3,409
CAB, Restructured, Series A-1	0.000%	7/1/33	14,271	8,122
Restructured, Series A-1	5.250%	7/1/23	6,192	6,286
Restructured, Series A-1	5.375%	7/1/25	12,350	12,746
Restructured, Series A-1	5.625%	7/1/27	12,238	12,987
Restructured, Series A-1	5.625%	7/1/29	12,040	12,967
Restructured, Series A-1	5.750%	7/1/31	11,694	12,829
Restructured, Series A-1	4.000%	7/1/33	11,089	10,391
Restructured, Series A-1	4.000%	7/1/35	9,968	9,165
Restructured, Series A-1	4.000%	7/1/37	8,555	7,666
Restructured, Series A-1	4.000%	7/1/41	11,631	10,157
Restructured, Series A-1	4.000%	7/1/46	12,097	10,273
Subseries CW	0.000%	11/1/43	55,229	28,512	(c)
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/42	220,000	178,750	*(g)
Series A	5.050%	7/1/42	75,000	60,750	*(g)
Series DDD, Refunding	5.000%	7/1/21	280,000	226,100	*(h)
Series TT	5.000%	7/1/37	450,000	365,625	*(g)
Series XX	5.250%	7/1/40	400,000	325,000	*(g)
Series ZZ, Refunding	5.250%	7/1/18	250,000	201,875	*(h)

See Notes to Schedule of Investments.

12	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Puerto Rico - (continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	$220,000	$184,514
Restructured, Series A-1	4.550%	7/1/40	50,000	50,000
Restructured, Series A-2	4.329%	7/1/40	1,340,000	1,304,182
Restructured, Series A-2A	4.550%	7/1/40	2,380,000	2,379,984

Total Puerto Rico				6,598,511

South Carolina - 0.7%
South Carolina State Jobs-EDA Hospital Facilities Revenue, Bon Secours Mercy Health Inc., Series A, Refunding	4.000%	12/1/44	500,000	484,468
South Carolina State Ports Authority Revenue, Series 2018	5.000%	7/1/36	400,000	421,599	(a)

Total South Carolina				906,067

Tennessee - 0.7%
Metropolitan Government of Nashville & Davidson County, TN, Water & Sewer Revenue, Subordinated, Green Bonds, Series A	5.000%	7/1/42	300,000	324,225
Tennessee State Energy Acquisition Corp., Natural Gas Revenue, Series 2018	4.000%	11/1/25	500,000	505,275	(b)(c)

Total Tennessee				829,500

Texas - 7.7%
Arlington, TX, Special Tax Revenue, Subordinated Lien, Series C, BAM	5.000%	2/15/41	250,000	258,472
Austin, TX, Airport System Revenue:
Series 2014	5.000%	11/15/27	1,000,000	1,040,412	(a)
Series 2022	5.000%	11/15/38	350,000	374,773	(a)
Central Texas, Regional Mobility Authority Revenue, Senior Lien, Series E	5.000%	1/1/45	500,000	526,315
Forney, TX, ISD, GO, Unlimited Tax School Building Bonds, Series B, PSF - GTD	4.000%	8/15/47	300,000	292,459
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, Series A, Refunding, AGM	5.000%	11/15/25	1,000,000	1,047,978
Houston, TX, Airport System Revenue:
Special Facilities, United Airlines Inc., Airport Improvements Project	5.000%	7/15/28	500,000	515,605	(a)
Special Facilities, United Airlines Inc., Terminal Improvement Project, Series B-1	4.000%	7/15/41	500,000	452,426	(a)
Subordinated, Series A	5.000%	7/1/36	1,055,000	1,111,967	(a)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	13

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Laredo, TX, Waterworks & Sewer System Revenue, Series 2019	5.000%	3/1/33	$1,000,000	$1,109,517
Love Field, TX, Airport Modernization Corp., General Airport Revenue, Series 2017	5.000%	11/1/31	90,000	95,330	(a)
Newark, TX, Higher Education Finance Corp., Education Revenue, TLC Academy, Series A	4.000%	8/15/31	250,000	239,798
North Texas Tollway Authority Revenue:
First Tier, Series A, Refunding	5.000%	1/1/36	500,000	535,747
First Tier, Series B, Refunding	5.000%	1/1/34	1,300,000	1,361,198
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/37	500,000	551,226
Texas State Public Finance Authority, Lease Revenue, Refunding	4.000%	2/1/36	350,000	350,389

Total Texas				9,863,612

Utah - 0.5%
Utah State Charter School Finance Authority, Charter School Revenue, Syracuse Arts Academy Project, UT CSCE	5.000%	4/15/37	250,000	262,875
Utah State Infrastructure Agency, Telecommunications Revenue:
Series 2019	5.000%	10/15/26	250,000	258,371
Series 2021	4.000%	10/15/36	100,000	89,830

Total Utah				611,076

Virginia - 2.6%
Arlington County, VA, IDA, Hospital Revenue, Virginia Hospital Center, Refunding	5.000%	7/1/35	200,000	214,429
Virginia Beach, VA, Development Authority, Residential Care Facility Revenue, Westminster- Canterbury on Chesapeake Bay, Refunding	5.000%	9/1/40	1,250,000	1,251,922
Virginia State Small Business Financing Authority Revenue:
Senior Lien, 95 Express Lanes LLC Project, Refunding	5.000%	1/1/38	1,250,000	1,312,515	(a)
Senior Lien, I-495 Hot Lanes Project, Refunding	5.000%	6/30/42	250,000	262,069	(a)
The Obligated Group of National Senior Campuses Inc., Series A, Refunding	5.000%	1/1/31	250,000	272,760

Total Virginia				3,313,695

See Notes to Schedule of Investments.

14	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - 1.9%
Port of Seattle, WA, Intermediate Lien Revenue:
Series 2019	5.000%	4/1/33	$500,000	$538,828	(a)
Series B, Refunding	5.000%	8/1/38	1,000,000	1,079,310	(a)
Washington State Health Care Facilities Authority Revenue:
Commonspirit Health, Series B, Refunding	5.000%	8/1/26	250,000	263,108	(b)(c)
Seattle Cancer Care Alliance, Refunding	5.000%	12/1/29	170,000	187,868
Seattle Cancer Care Alliance, Refunding	5.000%	9/1/38	300,000	317,798

Total Washington				2,386,912

West Virginia - 0.3%
West Virginia University Revenue, West Virginia Projects, Series B, Refunding	5.000%	10/1/29	300,000	331,823	(b)(c)

Wisconsin - 2.3%
Central Brown County, WI, Water Authority System Revenue, Series A, Refunding	5.000%	11/1/35	2,105,000	2,208,820
Public Finance Authority, WI, Revenue, Carmelite System Inc., Obligated Group, Series 2020, Refunding	5.000%	1/1/40	150,000	155,760
Village of Mount Pleasant, WI, Tax Increment Revenue, Series A	5.000%	4/1/43	500,000	541,729

Total Wisconsin				2,906,309

TOTAL MUNICIPAL BONDS (Cost - $171,614,280)				168,448,983

MUNICIPAL BONDS DEPOSITED IN TENDER OPTION BOND TRUST(i) - 1.4%
New York - 1.4%
New York State Dormitory Authority, State Personal Income Tax Revenue, General Obligations Bonds, Series A (Cost - $1,924,924)	4.000%	3/15/45	1,925,000	1,834,699

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $173,539,204)				170,283,682

SHORT-TERM INVESTMENTS - 4.1%
MUNICIPAL BONDS - 4.1%
Alabama - 0.1%
Mobile County, AL, IDA Revenue, ExxonMobil Project, Refunding	1.000%	7/15/32	100,000	100,000	(j)(k)

California - 0.1%
California State MFA Revenue, Chevron USA Inc. Project, Series A	0.860%	11/1/35	100,000	100,000	(j)(k)

Florida - 0.1%
St. Lucie County, FL, Solid Waste Disposal Revenue, Florida Power & Light Co. Project, Refunding	1.210%	5/1/24	100,000	100,000	(a)(j)(k)

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	15

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.1%
Massachusetts State HEFA Revenue, Baystate Medical Center, Series K-1, LOC - TD Bank N.A.	0.980%	7/1/39	$100,000	$100,000	(j)(k)

Mississippi - 0.5%
Mississippi State Business Finance Corp., Gulf Opportunity Zone, IDR:
Chevron USA Inc. Project, Series G	1.000%	12/1/30	250,000	250,000	(j)(k)
Chevron USA Inc. Project, Series G	1.000%	11/1/35	300,000	300,000	(j)(k)
Chevron USA Inc. Project, Series K	1.000%	11/1/35	100,000	100,000	(j)(k)

Total Mississippi				650,000

Nevada - 2.4%
Nevada State Housing Division, Multi Unit Housing Revenue, Series A, LOC - FNMA, LIQ - FNMA	1.670%	4/15/33	3,000,000	3,000,000	(a)(j)(k)

New York - 0.2%
Battery Park City Authority Revenue, NY, Subseries D-2, Refunding, SPA - TD Bank N.A.	1.650%	11/1/38	200,000	200,000	(j)(k)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, Series BB-5, Refunding, SPA - Bank of America N.A.	1.030%	6/15/33	100,000	100,000	(j)(k)

Total New York				300,000

Pennsylvania - 0.4%
Pennsylvania State Turnpike Commission Revenue, Series 2020, Refunding, LOC - TD Bank N.A.	1.650%	12/1/39	500,000	500,000	(j)(k)

Utah - 0.2%
Murray City, UT, Hospital Revenue, IHC Health Services Inc., Series B, SPA - JPMorgan Chase & Co.	1.020%	5/15/37	200,000	200,000	(j)(k)
Utah County, UT, Hospital Revenue, IHC Health Services Inc., Series C, SPA - TD Bank N.A.	0.880%	5/15/58	100,000	100,000	(j)(k)

Total Utah				300,000

TOTAL MUNICIPAL BONDS (Cost - $5,150,000)				5,150,000

See Notes to Schedule of Investments.

16	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

(Percentages shown based on Fund net assets)

SECURITY	RATE	SHARES	VALUE
MONEY MARKET FUNDS - 0.0%††
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost - $33,290)	2.057%	33,290	$33,290 (l)

TOTAL SHORT-TERM INVESTMENTS (Cost - $5,183,290)			5,183,290

TOTAL INVESTMENTS - 137.5% (Cost - $178,722,494)			175,466,972
Auction Rate Cumulative Preferred Stock, at Liquidation Value - (0.5)%			(600,000)
Variable Rate Demand Preferred Stock, at Liquidation Value - (37.1)%			(47,400,000)
TOB Floating Rate Notes - (1.1)%			(1,445,000)
Other Assets in Excess of Other Liabilities - 1.2%			1,621,913

TOTAL NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS - 100.0%			$127,643,885

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(b)	Maturity date shown represents the mandatory tender date.

(c)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Pre-Refunded bonds are generally escrowed with U.S. government obligations and/or U.S. government agency securities.

(f)	Securities traded on a when-issued or delayed delivery basis.

(g)	The coupon payment on this security is currently in default as of August 31, 2022.

(h)	The maturity principal is currently in default as of August 31, 2022.

(i)	Represents securities deposited into a special purpose entity, referred to as a Tender Option Bond (“TOB”) trust.

(j)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(k)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(l)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At August 31, 2022, the total market value of investments in Affiliated Companies was $33,290 and the cost was $33,290 (Note 2).

See Notes to Schedule of Investments.

Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report	17

WESTERN ASSET INTERMEDIATE MUNI FUND INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2022

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSCE	— Charter School Credit Enhancement
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PEA	— Public Energy Authority
PSF	— Permanent School Fund
SD	— School District
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

18	Western Asset Intermediate Muni Fund Inc. 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Muni Fund Inc. (the “Fund”) was incorporated in Maryland on December 19, 1991 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s investment objective is to provide common shareholders a high level of current income exempt from regular federal income taxes consistent with prudent investing. Under normal market conditions, the Fund invests at least 80% of its total assets in municipal obligations. In addition, under normal market conditions, the Fund will invest at least 80% of its total assets in debt securities that are, at the time of investment, rated investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the investment manager. For credit ratings purposes, pre-refunded bonds are deemed to be unrated. The subadviser determines the credit quality of prefunded bonds based on the quality of the escrowed collateral and such other factors as the subadviser deems appropriate.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

19

Notes to Schedule of Investments (unaudited) (cont’d)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

20

Notes to Schedule of Investments (unaudited) (cont’d)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$168,448,983	—	$168,448,983
Municipal Bonds Deposited in Tender Option Bond Trust	—	1,834,699	—	1,834,699

Total Long-Term Investments	—	170,283,682	—	170,283,682

Short-Term Investments†:
Municipal Bonds	—	5,150,000	—	5,150,000
Money Market Funds	$33,290	—	—	33,290

Total Short-Term Investments	33,290	5,150,000	—	5,183,290

Total Investments	$33,290	$175,433,682	—	$175,466,972

†	See Schedule of Investments for additional detailed categorizations.

21

Notes to Schedule of Investments (unaudited) (cont’d)

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended August 31, 2022. The following transactions were effected in such company for the period ended August 31, 2022.

	Affiliate Value at November 30, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at August 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$39,783	$1,274,615	1,274,615	$1,281,108	1,281,108	—	$170	—	$33,290

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